UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Presima Inc.
Address: 1000, place Jean-Paul-Riopelle, Suite E 400
         Centre CDP Capital
         Montreal, Quebec, Canada  H2Z 2B6

13F File Number:  028-12496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jean-Guy Talbot
Title:     President
Phone:     514-673-1380

Signature, Place, and Date of Signing:

 /s/     Jean-Guy Talbot     Montreal, Quebec, Canada     October 27, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $165,831 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CAMDEN PPTY TR                 SH BEN INT       133131102     1282    23200 SH       SOLE                    23200        0        0
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108     1268    58200 SH       SOLE                    58200        0        0
DCT INDUSTRIAL TRUST INC       COM              233153105     2062   469800 SH       SOLE                   469800        0        0
DIGITAL RLTY TR INC            COM              253868103    18092   328000 SH       SOLE                   328000        0        0
ENTERTAINMENT PPTYS TR         COM SH BEN INT   29380T105     2931    75200 SH       SOLE                    75200        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107    13128   253086 SH       SOLE                   253086        0        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206     1038    12600 SH       SOLE                    12600        0        0
HCP INC                        COM              40414L109     2381    67900 SH       SOLE                    67900        0        0
HIGHWOODS PPTYS INC            COM              431284108     1484    52500 SH       SOLE                    52500        0        0
HOME PROPERTIES INC            COM              437306103    10654   187700 SH       SOLE                   187700        0        0
HOST HOTELS & RESORTS INC      COM              44107P104    12415  1134784 SH       SOLE                  1134784        0        0
ISHARES TR                     DJ US REAL EST   464287739     2685    53100 SH  PUT  SOLE                    53100        0        0
LIBERTY PPTY TR                SH BEN INT       531172104     3691   126800 SH       SOLE                   126800        0        0
MACERICH CO                    COM              554382101    11352   266300 SH       SOLE                   266300        0        0
MACK CALI RLTY CORP            COM              554489104     2445    91400 SH       SOLE                    91400        0        0
PROLOGIS INC                   COM              74340W103    11902   490800 SH       SOLE                   490800        0        0
SENIOR HSG PPTYS TR            SH BEN INT       81721M109     3866   179500 SH       SOLE                   179500        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    31170   283415 SH       SOLE                   283415        0        0
SL GREEN RLTY CORP             COM              78440X101    12101   208100 SH       SOLE                   208100        0        0
SOVRAN SELF STORAGE INC        COM              84610H108      959    25800 SH       SOLE                    25800        0        0
VENTAS INC                     COM              92276F100    18925   383100 SH       SOLE                   383100        0        0